Other Current Assets - Schedule of Other Current Assets (Details) (Parenthetical)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 CNY (¥)
Security deposits	$ 14,000,000
Deposit receivable sold	13,000,000
Payment on deposits	$ 10,400,000
Proceeds from other assets			$ 3,500,000
Loss on sale of deposit receivables				$ 2,700,000
RMB [Member]
Security deposits | ¥					¥ 90,800,000
Deposit receivable sold | ¥		¥ 90,200,000
Payment on deposits | ¥		¥ 72,200,000